Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income from continuing operations before taxes (CHF)
Switzerland	SFr 6,689	SFr 543	SFr 1,659
Foreign	(9,949)	(3,874)	(1,750)
Income/(loss) before taxes	(3,260)	(3,331)	(91)
Current and deferred taxes
Switzerland	123	296	302
Foreign	451	(95)	472
Current income tax expense	574	201	774
Switzerland	37	73	156
Foreign	243	3,699	8
Deferred income tax expense	280	3,772	164
Income tax expense	854	3,973	938
Income tax expense/(benefit) reported in shareholder's equity related to:
Other comprehensive income gains losses on own credit	(675)	876	12
Gains/(losses) on cash flow hedges	66	(266)	(62)
Cumulative translation adjustment	1	(7)	4
Unrealized gains/(losses) on securities	6	(9)	(4)
Actuarial gains/(losses), Tax	(30)	(84)	0
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate	(603)	(616)	(17)
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(701)	(127)	92
of which total foreign tax expense	694	3,604	480
Changes in tax law and rates	44	24	(29)
Non-deductible amortization of other intangible assets and goodwill impairment	12	0	(181)
Other non-deductible expenses	1,109	303	369
of which non-deductible interest expenses	844	196	200
of which non-deductible bank levy costs and other non-deductible compensation expenses	6	8	39
of which non-deductible expenses or non-deductible provision accruals	107	154	93
of which tax benefit from reassessment of interest cost deductibility relating to previously unrecognized tax benefits of non-deductible funds		(138)
of which non-deductible other expenses	136	74	28
of which contingency accrual relating to non-deductible interest expense			(11)
Additional taxable income	1,322	5	15
of which recognition of the legacy deferred intercompany gain	705
of which impact of the surrender of non-taxable life insurance policies	617
Lower taxed income	(108)	(144)	(129)
of which tax benefit in respect to non-taxable dividend income	44	39	41
of which tax benefit related non-taxable life insurance income		65	77
of which exempt income			5
of which concessionary and lower taxed income		36	5
(Income)/loss taxable to non-controlling interests	1	11	12
Changes in deferred tax valuation allowance	(528)	4,512	612
Increase in deferred tax valuation allowance	204	40
Change in recognition of outside basis difference	41	(2)	3
(Windfall tax benefits)/shortfall tax charges on share-based compensation	65	82	37
Other	200	(75)	154
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	62
of which tax (benefit)/charge from the impact of prior year adjustments	(46)	(172)	(30)
of which tax impact of transitional adjustments arising from adoption of new accounting standards		45	51
of which withholding taxes			100
of which unrealized mark-to-marked results on share-based compensation		24
of which tax credit	(29)	(24)
of which fair value changes on investments	39
of which impact of write down of additional tier 1 capital notes	15
of which reassessment of Credit Suisse deferred tax assets/(liabilities) impacted by the acquisition of Credit Suisse Group AG by UBS	(34)
Income tax expense	854	3,973	938
Current Period
Increase/(decrease) in income taxes resulting from:
of which US Base Erosion and Anti-abuse Tax		57	29
Prior period
Increase/(decrease) in income taxes resulting from:
of which US Base Erosion and Anti-abuse Tax	165
US
Increase/(decrease) in income taxes resulting from:
of which tax benefit related to non taxable gain in liquidation	63
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability		3,655
Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 6,689	543	1,659
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	18.50%
UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			771
US and Switzerland
Increase/(decrease) in income taxes resulting from:
of which releases of valuation allowances due to the change in corporation tax rates	SFr (2,267)
US, UK and Switzerland
Increase/(decrease) in income taxes resulting from:
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability		817
UK, US, Singapore, Korea, Spain, Japan and Hong Kong
Increase/(decrease) in income taxes resulting from:
of which re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability	1,535
Switzerland, Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			(159)
Asia Pacific
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr (2,746)	SFr (1,341)	SFr 230